Variable Interest Entities	3 Months Ended
Mar. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
Note 3 – Variable Interest Entities

Following the merger in December 20, 2013, the Company conducted an initial evaluation as a reporting entity of its involvement with certain significant related party business entities as of December 31, 2013 in order to determine whether these entities were variable interest entities requiring consolidation or disclosures in the financial statements of the Company. The Company evaluated two entities with whom it has significant commercial relationships since 2004.

ES Windows LLC (“ESW LLC”), a Florida LLC, imports and resells the Company’s products in the United States and acts as a freight forwarder for certain raw materials inventory purchased in the United States. The Company’s CEO and COO, other family members, and other related parties own 100% of the equity in ESW LLC. The Company’s sales to ESW LLC for the three month periods ended March 31, 2014 and 2013 were $ 8.5 million and $ 4.3 million, respectively. Outstanding receivables from ESW LLC at March 31, 2014 and December 31, 2013 were $ 13.4 million and $11.8 million, respectively.

Ventanas Solar S.A. (“VS”), a Panama sociedad anonima, is an importer and installer of the Company’s products in Panama. Family members of the Company’s CEO and CFO and other related parties own 100% of the equity in VS. The Company’s sales to VS for the three month periods ended March 31, 2014 and 2013 were less than $0.1 million in both periods. Outstanding receivables from VS at March 31, 2014 and December 31, 2013 were $0.6 million and $2.7 million, respectively.

We evaluated whether (i) these entities required subordinated financial support from the Company in order to operate, (ii) what variable interests existed in the risks and operations of the entities, (iii) what explicit or implicit interests the Company had in these entities as a result of the significant commercial relationships, (iv) whether the Company or its related parties had the controlling financial interests in these entities, and as a result, (v) who were the primary beneficiaries of those controlling variable interests. In order to evaluate these considerations, the Company analyzed the design and initial purposes of these entities using available quantitative information, qualitative factors and guidance under ASC 810-10-25 Consolidation and related Subsections.

As of the date of the initial evaluation, the Company concluded that (i) neither variable interest entity requires subordinated financial support for its operations as these operations are designed to provide residual returns to their equity investors, (ii) the Company’s explicit variable interests are its arms-length commercial relationships which do not absorb the entities’ risks and variability, (iii) that neither the Company nor its related parties had the controlling financial interests but that as a related party group they had controlling financial interest, and that (iv) the CEO, COO, family members and other equity investors are more closely related to the ESW LLC and VS and were therefore the primary beneficiaries of those entities’ variable interests and residual returns or eventual losses, not the Company. The Company concluded that consolidation of these entities was not indicated.

No subordinated financial support has been provided to these entities as of March 31, 2014 or as of December 31, 2013.

As of March 31, 2014 and December 31, 2013, there were no changes in the facts on circumstances, since its evaluation that would require consolidation of these entities.